UNITED STATES

			    SECURITIES AND EXCHANGE COMMISSION
                                    WASHINGTON D.C. 20549
					 FORM 13F
                                    FORM 13F COVER PAGE



     Report for the Calendar Year or Quarter Ended: June 30, 2012
     Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: SG Capital Management, LLC
Address: 415 N. LaSalle Street, #401
Chicago, IL 60654

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ken Grossman
Title: Partner
Phone: 312-923-0150

Signature, Place, and Date of Signing:

Ken Grossman, Chicago, IL August 6, 2012


Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:NONE
[If there are no entries in this list, omit this section.]






                                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total:  43
Form 13F Information Table Value Total: $161,465
                                       (thousands)
List of Other Included Managers: NONE
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABAXIS INC			COM 	002567105	4198	113458	SH			Sole	113458
ALLEGIANT TRAVEL CO		COM 	01748X102	613	8804	SH			Sole	8804
ANALOGIC CORP			COM 	032657207	5396	87036	SH			Sole	87036
ANAREN INC			COM 	32744104	6870	350509	SH			Sole	350509
APPLIED MICRO CIRCUITS CORP	COM 	03822W406	3433	600136	SH			Sole	600136
ARUBA NETWORKS INC		COM 	043176106	2841	188776	SH			Sole	188776
ATLAS AIR WORLDWIDE HOLDINGS	COM 	049164205	4417	101528	SH			Sole	101528
CADENCE DESIGN SYS INC		COM 	127387108	1109	100883	SH			Sole	100883
CALIX INC			COM 	13100M509	2830	344250	SH			Sole	344250
CASCADE CORP			COM 	147195101	3472	73792	SH			Sole	73792
CELADON GROUP INC		COM 	150838100	5041	307739	SH			Sole	307739
CINTAS CORP			COM 	172908105	427	11051	SH			Sole	11051
DRESSER-RAND GROUP INC		COM 	261608103	3400	76345	SH			Sole	76345
ESCO TECHNOLOGIES INC		COM 	296315104	9775	268247	SH			Sole	268247
HAWAIIAN HOLDINGS INC		COM 	419879101	532	81766	SH			Sole	81766
HEADWATERS INC			COM 	42210P102	1024	198808	SH			Sole	198808
INTEGRATED DEVICE TECH INC	COM 	458118106	4300	765175	SH			Sole	765175
JABIL CIRCUIT INC		COM 	466313103	5634	277122	SH			Sole	277122
JAKKS PACIFIC INC		COM 	47012E106	6076	379523	SH			Sole	379523
MARTIN MARIETTA MATERIALS	COM 	573284106	6621	84005	SH			Sole	84005
MASTEC INC			COM 	576323109	9226	613429	SH			Sole	613429
MERIDIAN BIOSCIENCE INC		COM 	589584101	7249	354277	SH			Sole	354277
MERIT MEDICAL SYSTEMS INC	COM 	589889104	2947	213389	SH			Sole	213389
MICROSEMI CORP			COM 	595137100	5550	300158	SH			Sole	300158
MINE SAFETY APPLIANCES CO	COM 	602720104	2140	53193	SH			Sole	53193
MOBILE MINI INC			COM 	60740F105	2056	142772	SH			Sole	142772
ORASURE TECHNOLOGIES INC	COM 	68554V108	2724	242306	SH			Sole	242306
OSI SYSTEMS INC			COM 	671044105	4691	74057	SH			Sole	74057
QUANTA SERVICES INC		COM 	74762E102	2354	97810	SH			Sole	97810
RADWARE LTD			COM 	M81873107	3767	98391	SH			Sole	98391
RICHARDSON ELEC LTD		COM 	763165107	866	70199	SH			Sole	70199
ROADRUNNER TRANSPORTATION SY	COM 	76973Q105	5392	319258	SH			Sole	319258
SKYWORKS SOLUTIONS INC		COM 	83088M102	2104	77015	SH			Sole	77015
SONIC CORP			COM 	835451105	4752	474225	SH			Sole	474225
STAGE STORES INC		COM 	85254C305	552	30115	SH			Sole	30115
STEELCASE INC-CL A		COM 	858155203	4112	455349	SH			Sole	455349
SUPERTEX INC			COM 	868532102	3968	210514	SH			Sole	210514
TENNECO INC			COM 	880349105	5384	200752	SH			Sole	200752
TEXAS INDUSTRIES INC		COM 	882491103	4557	116817	SH			Sole	116817
TREX COMPANY INC		COM 	89531P105	2878	95655	SH			Sole	95655
VALMONT INDUSTRIES		COM 	920253101	341	2817	SH			Sole	2817
WMS INDUSTRIES INC		COM 	929297109	2073	103898	SH			Sole	103898
WNS HOLDINGS LTD-ADR		ADR 	92932M101	3773	387777	SH			Sole	387777



